SUBSEQUENT EVENTS (Details)	1 Months Ended
	Apr. 21, 2016 USD ($)
Consideration Paid:
Fair value of 23,650,000 common shares	$ 23,177,000	[1]
Fair value of vested stock options	2,582,890	[2]
Consideration Paid Total	25,759,890
Allocation of purchase price:
Allocation of purchase price Total	(2,129,089)
Subsequent Event [Member]
Allocation of purchase price:
Net assets acquired	(2,129,089)
Intangible assets and goodwill	26,879,318
Allocation of purchase price Total	24,750,229
Subsequent Event [Member] | Interactive Motion Technologies Inc [Member]
Consideration Paid:
Fair value of 23,650,000 common shares	23,177,000
Fair value of vested stock options	1,573,229
Consideration Paid Total	$ 24,750,229

[1]	The fair value of common shares is based on $0.98 the closing market price of the Company’s common stock on April 21, 2016.
[2]	The fair value of the vested stock options was determined using the Black-Scholes option pricing model with the following key assumptions: a risk free rate of 1.59%, dividend and forfeiture rates of 0% and expected volatility of 114% which is consistent with the Company’s assumptions (Note 10).